Stock options	12 Months Ended
Dec. 31, 2021
Stock options
Stock options
21.	Stock options

Movements in stock options are summarized below:

	Number of stock	Weighted average
	options	exercise price
Balance, December 31, 2020, and December 31, 2021	50,000	$2.23

The following table reflects the stock options issued and outstanding as of December 31, 2021:

		Weighted average		Number of
		remaining	Number of	Options	Grant date
	Exercise	exercisable	options	Vested	(exercisable)
Expiry date	price ($)	life (years)	outstanding	(exercisable)	fair value
August 28, 2028	2.23	6.66	50,000	30,000	$100,200

These options vest in 5 tranches, being 20% on each anniversary of the grant date